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UBS Tactical Allocation Fund

Semiannual Report

February 28, 2002

UBS Tactical Allocation Fund


DEAR SHAREHOLDER,

We present you with the semiannual report for the UBS Tactical Allocation Fund (formerly named Brinson Tactical Allocation Fund) for the six months ended February 28, 2002.

A NEW GLOBAL BRAND

Effective April 8, 2002, Brinson Advisors, Inc. changed its name to UBS Global Asset Management (US) Inc., a member firm of the UBS Global Asset Management division of UBS AG, one of the largest financial services firms in the world. This strategic branding move reflects the global integration and scope of the organization's investment approach and offerings. The UBS Global Asset Management organization strives to deliver superior investment performance to clients through the management and allocation of their investments across and within all major asset classes.

Our strength lies in our globally integrated investment platform. With investment professionals throughout the world, the UBS Global Asset Management organization provides clients with uncommon research, asset allocation and risk management conducted on a fully global basis. We seek to maximize the benefits to clients, through understanding and acting upon their risk and return objectives. This covenant with our clients is the basis for the success of our business.

PERFORMANCE

For the six months ended February 28, 2002, Tactical Allocation Fund Class C shares declined 2.5% (before deducting applicable sales charges), modestly underperforming the S&P 500 Index, which fell 1.7%. For complete performance information for all share classes (before and after applicable sales charges) over various time periods, see "Performance at a Glance" on page 5.

Q&A WITH PORTFOLIO MANAGER KIRK BARNEBY

Q. HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THE SIX MONTHS ENDED FEBRUARY 28, 2002?

A. The period began with the events of September 11 shutting down the stock market and severely shaking consumer confidence. The market reacted in the short term with a sell-off, as it often does to bad news of a political or social nature. The September 11 tragedy was devastating, so the sell-off was not surprising. In the fourth quarter, however, the markets rebounded strongly, erasing much of the loss incurred in the immediate aftermath of September 11. The rebound reflected the market's normal recovery following a sell-off driven by a non-economic event. In addition, the rebound demonstrated an optimistic mood among investors as they sensed the beginning of an upturn.

Relative to the strong run-up at year-end 2001, however, the U.S. equity markets were lackluster for the first two months of 2002. Positive economic news--a pick-


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2                                                 UBS Global Asset Management

UBS Tactical Allocation Fund


up in the manufacturing sector, low short-term interest rates and a benign inflationary environment--was offset by reports of questionable corporate accounting practices, asbestos injury claims and the Kmart bankruptcy. The biggest event was undoubtedly the failed energy trading firm, Enron, as it made headlines when it became apparent that the firm employed dubious accounting practices to artificially inflate revenues and earnings, as well as hide losses. The Enron news caused investors to question how broadly such practices might be used by other corporations. Several large company stocks were dragged down as a result, either due to their exposure to Enron, or because their own accounting practices were suddenly in question.

Q. HOW IS THE FUND ALLOCATED?

A. The Fund maintained a 100% allocation to equities during the reporting period as dictated by the Tactical Allocation Model ("the Model").

Q. IN THIS ENVIRONMENT, WHY DO YOU CONSIDER MAINTAINING A 100% EQUITY ALLOCATION A GOOD STRATEGY? WOULDN'T IT BE MORE ADVANTAGEOUS TO KEEP A MODERATE ALLOCATION TO BONDS?

A. While the Model has been early in this current cycle, history has shown that if investors are not in the market during the early stages of a recovery, they can miss out on significant gains over the course of the cycle. Equity market returns seem to be heavily concentrated, or front-end loaded, in the early stages of recovery. That's why we are fully invested, as determined by the Model.

The basic premise of the tactical allocation discipline is that investors accept the risk of owning stocks because they expect a reward in the form of enhanced returns. Determining the Fund's allocation to equities is based on identifying where we are in the economic cycle. To do this, we study three variables: the current level of equity market prices; the risk-free hurdle rate as represented by the yield on short-term Treasury securities; and the outlook for earnings and dividend growth. Once we have an idea of where we are in the economic cycle, we can attempt to determine where we are in the equity cycle. During the reporting period, there were indications that the equity market was anticipating an economic recovery. Therefore, we view the Model's full allocation to stocks as appropriate given the variables at that time.

Q. WHAT IS YOUR OUTLOOK?

A. In the near term, the outlook is positive as the economy responds to the stimulative monetary measures enacted by the Federal Reserve Board throughout 2001. Based on the Model's Equity Risk Premium (ERP) reading at the close of the reporting period, the Fund will maintain its 100% allocation to stocks for the month of March. The ERP read 8.68% on March 1, 2002, versus 7.84% on September 1, 2001, primarily due to the change in the one-year Constant Maturity Treasury


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UBS Global Asset Management                                                    3

UBS Tactical Allocation Fund

UBS TACTICAL ALLOCATION FUND
INVESTMENT GOAL:
Total return consisting of long-term capital appreciation and current income

PORTFOLIO MANAGER:
Kirk Barneby
UBS Global Asset Management (US) Inc.

COMMENCEMENT:

May 10, 1993 (Class A)
January 30, 1996 (Class B)
July 22, 1992 (Class C)
May 10, 1993 (Class Y)

DIVIDEND PAYMENTS:

Annually


(CMT) yield. This reading suggests that the U.S. equity market is significantly oversold or undervalued, presenting investors, according to the Tactical Allocation Model, with a buying opportunity.

Using history as a guide, the markets appear to be anticipating a recovery and should respond in a positive fashion, a response that will be bolstered as the economic rebound continues. Longer term, it is likely that equities will remain a solid performing asset class from a return perspective when compared to cash and bonds.

With a return to normal market behavior as seen throughout the 20th century--11% average returns on stocks interrupted by a slowdown in the business cycle every five years--investor expectations should be more realistic. If reversion to the mean holds in this instance, then a discipline like the Tactical Allocation Model should have greater opportunity to add value than was true during the 1990s when, following a recession at the beginning of the decade, stocks enjoyed an almost uninterrupted extended run of positive performance.

Q. AS INVESTORS BECOME MORE FOCUSED ON ASSET ALLOCATION, HOW CAN THE FUND HELP MEET LONG-TERM GOALS?

A. The idea behind Tactical Allocation is to seek to provide value over the course of full economic cycles by moving the portfolio away from the equity market and into safe harbor assets either entirely, or in part, when our Model indicates that equities may be headed for a rough period. When our Model suggests that equity performance may improve, then we generally shift more assets into equities. While a traditional equity fund may stay fully invested in stocks, whether or not they are performing well, or expected to perform well, the Tactical Allocation Model may allocate assets among stocks and bonds or cash as market conditions warrant in accordance with the Model's recommendations.

By making these shifts among asset classes, the Fund attempts to reduce portfolio volatility but at the same time provide total return over the long term.


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4                                                    UBS Global Asset Management

UBS Tactical Allocation Fund


PERFORMANCE AT A GLANCE

Average Annual Total Return,
Periods Ended 2/28/02                 6 Months    1 Year     5 Years  Inception(o)
-----------------------------------------------------------------------------------
Before Deducting        Class A*       -2.12%     -10.29%     9.08%     12.69%
....................................................................................
Maximum Sales Charge    Class B**      -2.48      -10.98      8.24      10.85
....................................................................................
                        Class C+       -2.47      -10.94      8.26      11.75
....................................................................................
                        Class Y++      -1.99      -10.04      9.40      13.01
....................................................................................
After Deducting         Class A*       -7.50      -15.23      7.85      11.97
....................................................................................
Maximum Sales Charge    Class B**      -7.33      -15.41      7.95      10.85
....................................................................................
                        Class C+       -4.42      -12.72      8.03      11.63
....................................................................................
S&P 500 Index                          -1.67       -9.51      8.45      13.09
....................................................................................
Lipper Flexible Portfolio
  Funds Median                         -0.88       -5.62      6.46       4.82
-----------------------------------------------------------------------------------

(o) Inception: since commencement of issuance on May 10, 1993 for Class A shares, January 30, 1996 for Class B shares, July 22, 1992 for Class C shares and May 10, 1993 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class: July 31, 1992.

* Maximum sales charge for Class A shares is 5.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 1%, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

Past performance is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.


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UBS Global Asset Management                                                    5

UBS Tactical Allocation Fund


HOW THE FUND WORKS

The Fund attempts to provide total return over the long term, with less volatility than the S&P 500 Index (the "Index") over the course of a full market cycle, by shifting assets between stocks and bonds or cash based on the Tactical Allocation Model. Management employs the Model to determine the Fund's asset mix between an equity portion designed to track the performance of the Index and a fixed-income portion consisting of either bonds (generally five-year U.S. Treasury notes) or cash (generally 30-day U.S. Treasury bills).

The Model is a systematic, quantitative approach to calculating the risk premium of stocks and bonds. The Model compares the expected return of the stock market and of bonds with the "risk-free" asset (the one-year Constant Maturity Treasury [CMT] yield) to determine the Equity Risk Premium (ERP) and Bond Risk Premium
(BRP). The ERP reflects whether investors are being compensated adequately for the risk of owning stocks. If so, the Fund will be invested in the stock market in order to take advantage of the return potential that stocks can provide.

THE FUND'S EQUITY ALLOCATION IS BASED ON THE FOLLOWING ERP DECISION RULES:

          If the ERP is...                       Then % held in stocks is...
--------------------------------------------------------------------------------
             > or = 5.5%                                     100%
.................................................................................
          5.0% to < 5.5%                                      75%
.................................................................................
          4.5% to < 5.0%                                      50%
.................................................................................
          4.0% to < 4.5%                                      25%
.................................................................................
                  < 4.0%                                       0%
--------------------------------------------------------------------------------

Once the equity allocation decision is made, that percentage of assets is invested in an S&P 500 Index portfolio. The balance of the portfolio (if any) is invested in either bonds or cash. The bond-or-cash allocation decision is based on the Bond Risk Premium (BRP). The BRP is the yield to maturity on the five-year Treasury note minus the rate of risk-free return, measured as the yield-to-maturity of the one-year CMT yield.

                                                    Then the fixed income
          If the BRP is...                        allocation (if any) is...
--------------------------------------------------------------------------------
             > or = 0.5%                     100% 5-year Treasury notes (Bonds)
.................................................................................
               < 0.5%                         100% 30-day Treasury bills (Cash)
--------------------------------------------------------------------------------

Of course, as with all investment disciplines, there is no guarantee that the Model will accurately anticipate significant shifts in the markets and correctly determine when to move into or out of stocks, bonds or cash.


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6                                                    UBS Global Asset Management

UBS Tactical Allocation Fund


PORTFOLIO STATISTICS

Characteristics(1)         2/28/02                                    8/31/01
--------------------------------------------------------------------------------
Net Assets (bln)            $2.7                                        $2.9
.................................................................................
Number of Securities         486                                         472
.................................................................................
Equity Risk Premium*        8.68%                                       7.84%
.................................................................................
Bond Risk Premium*          2.18%                                       1.07%
.................................................................................
Stocks                       100%                                        100%
.................................................................................
Top Five Equity Sectors(1)   2/28/02                                   8/31/01
--------------------------------------------------------------------------------
Financials                   18.0%      Financials                      22.3%
.................................................................................
Information Technology       16.0       Information Technology          15.7
.................................................................................
Health Care                  14.7       Consumer Discretionary          14.9
.................................................................................
Consumer Discretionary       13.6       Health Care                     13.9
.................................................................................
Industrials                  11.0       Utilities                        8.5
.................................................................................
Total                        73.3%      Total                           75.3%
.................................................................................
Top Ten Equity Holdings(1)   2/28/02                                    8/31/01
--------------------------------------------------------------------------------
General Electric              3.8%      General Electric                 4.0%
.................................................................................
Microsoft                     3.1       Microsoft                        3.0
.................................................................................
Exxon Mobil                   2.8       Exxon Mobil                      2.7
.................................................................................
Wal-Mart Stores               2.7       Pfizer                           2.4
.................................................................................
Pfizer                        2.5       Citigroup                        2.2
.................................................................................
Citigroup                     2.3       Wal-Mart Stores                  2.1
.................................................................................
American International Group  1.9       American International Group     2.0
.................................................................................
Intel                         1.9       Intel                            1.8
.................................................................................
Johnson & Johnson             1.8       IBM                              1.7
.................................................................................
IBM                           1.7       AOL Time Warner                  1.6
.................................................................................
Total                        24.5%      Total                           23.5%
--------------------------------------------------------------------------------

(1.) Weightings represent percentages of net assets as of the dates indicated.
     Changes in sector weightings and equity holdings reflect changes in the S&P 500 Index for the six months ended 2/28/02. Weightings also reflect the Fund's current stock allocation.

* The Tactical Allocation model is run on the first business day of each month. The ERP and BRP percentages in the 2/28/02 and 8/31/01 columns are the numbers that were run on 3/01/02 and 9/04/01, respectively.


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UBS Global Asset Management                                                    7

UBS Tactical Allocation Fund


Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on UBS Tactical Allocation Fund or another UBS Fund,(2) please contact your financial advisor or visit us at www.ubs.com.


Sincerely,

/s/  BRIAN M. STORMS

Brian M. Storms
PRESIDENT
UBS Tactical Allocation Fund
PRESIDENT AND CHIEF OPERATING OFFICER
UBS Global Asset Management (US) Inc.

/s/ T. KIRKHAM BARNEBY

T. Kirkham Barneby
PORTFOLIO MANAGER
UBS Tactical Allocation Fund
MANAGING DIRECTOR AND CHIEF INVESTMENT OFFICER--
QUANTITATIVE INVESTMENTS
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended February 28, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

(2.) Mutual funds are sold by prospectus only. The prospectuses for the fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


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8                                                 UBS Global Asset Management

UBS Tactical Allocation Fund


Performance Results (unaudited)

                                 NET ASSET VALUE                TOTAL RETURN(1)
                        ---------------------------------  -----------------------
                                                             12 MONTHS  6 MONTHS
                                                                ENDED      ENDED
                        02/28/02    08/31/01    02/28/01      02/28/02   02/28/02
----------------------------------------------------------------------------------
Class A Shares            $25.07      $25.78      $28.13      (10.29)%   (2.12)%
...................................................................................
Class B Shares             24.48       25.24       27.65      (10.98)    (2.48)
...................................................................................
Class C Shares             24.66       25.42       27.84      (10.94)    (2.47)
----------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                            NET ASSET VALUE
                         --------------------  CAPITAL GAINS   DIVIDENDS    TOTAL
PERIOD COVERED           BEGINNING     ENDING    DISTRIBUTED      PAID     RETURN(1)
------------------------------------------------------------------------------------
05/10/93-12/31/93          $12.90      $13.49     $0.0440       $0.1980      6.48%
.....................................................................................
1994                        13.49       12.20      0.9720        0.2340     (0.59)
.....................................................................................
1995                        12.20       15.16      1.0555        0.2407     35.12
.....................................................................................
1996                        15.16       18.21      0.0811        0.1358     21.53
.....................................................................................
1997                        18.21       23.73      0.1769        0.1204     32.00
.....................................................................................
1998                        23.73       29.52      0.5825        0.1745     27.77
.....................................................................................
1999                        29.52       34.24      0.6966        0.0202     18.49
.....................................................................................
2000                        34.24       29.90      2.9116        0.7711     (2.21)
.....................................................................................
2001                        29.90       25.98      0.1369        0.0320    (12.54)
.....................................................................................
01/01/02-02/28/02           25.98       25.07          --            --     (3.50)
.....................................................................................
                                        Totals:   $6.6571       $1.9267
.....................................................................................
                               CUMULATIVE TOTAL RETURN AS OF 02/28/02:     186.71%
------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                            NET ASSET VALUE
                         --------------------  CAPITAL GAINS   DIVIDENDS    TOTAL
PERIOD COVERED           BEGINNING     ENDING    DISTRIBUTED      PAID     RETURN(1)
------------------------------------------------------------------------------------
01/30/96-12/31/96          $15.54      $18.18     $0.0811       $0.0879     18.06%
.....................................................................................
1997                        18.18       23.63      0.1769        0.0116     31.05
.....................................................................................
1998                        23.63       29.32      0.5825        0.0177     26.77
.....................................................................................
1999                        29.32       33.76      0.6966            --     17.59
.....................................................................................
2000                        33.76       29.43      2.9116        0.5150     (2.96)
.....................................................................................
2001                        29.43       25.40      0.1369            --    (13.22)
.....................................................................................
01/01/02-02/28/02           25.40       24.48          --            --     (3.62)
.....................................................................................
                                        Totals:   $4.5856       $0.6322
...................................................................................
                               CUMULATIVE TOTAL RETURN AS OF 02/28/02:      87.17%
----------------------------------------------------------------------------------

(1.) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


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UBS Global Asset Management                                                    9

UBS Tactical Allocation Fund


Performance Results (unaudited)

PERFORMANCE SUMMARY CLASS C SHARES

                            NET ASSET VALUE
                         --------------------  CAPITAL GAINS   DIVIDENDS    TOTAL
PERIOD COVERED           BEGINNING     ENDING    DISTRIBUTED      PAID     RETURN(1)
------------------------------------------------------------------------------------
07/22/92-12/31/92          $12.00      $12.72     $0.0020       $0.0790      6.67%
.....................................................................................
1993                        12.72       13.51      0.0440        0.1340      7.64
.....................................................................................
1994                        13.51       12.23      0.9720        0.1300     (1.28)
.....................................................................................
1995                        12.23       15.20      1.0555        0.1259     34.09
.....................................................................................
1996                        15.20       18.26      0.0811        0.0008     20.66
.....................................................................................
1997                        18.26       23.75      0.1661            --     31.01
.....................................................................................
1998                        23.75       29.49      0.5825        0.0034     26.78
.....................................................................................
1999                        29.49       33.97      0.6966            --     17.62
.....................................................................................
2000                        33.97       29.64      2.9116        0.5167     (2.94)
.....................................................................................
2001                        29.64       25.58      0.1369            --    (13.23)
.....................................................................................
01/01/02-02/28/02           25.58       24.66          --            --     (3.60)
.....................................................................................
                                        Totals:   $6.6483       $0.9898
.....................................................................................
                               CUMULATIVE TOTAL RETURN AS OF 02/28/02:     190.89%
------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1)

                                % RETURN WITHOUT DEDUCTING    % RETURN AFTER DEDUCTING
                                   MAXIMUM SALES CHARGE         MAXIMUM SALES CHARGE
                                --------------------------    -------------------------
                                           CLASS                          CLASS
---------------------------------------------------------------------------------------
                                   A*     B**      C***          A*      B**     C***
........................................................................................
Twelve Months Ended 03/31/02     (0.61)  (1.36)   (1.35)       (6.07)   (6.27)  (3.31)
........................................................................................
Five Years Ended 03/31/02        10.82    9.97     9.98         9.58     9.70    9.76
........................................................................................
Commencement of Operations
  Through 03/31/02+              13.02   11.33    12.05        12.31    11.33   11.93
---------------------------------------------------------------------------------------

(1.) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates.

* Maximum sales charge for Class A shares is 5.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge imposed on purchases of 1% and a maximum contingent deferred sales charge of 1%, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance of shares dates are May 10, 1993, January 30, 1996 and July 22, 1992 for Class A, Class B and Class C shares, respectively.

     Note: The fund offers Class Y shares to a limited group of eligible investors. For the six months ended February 28, 2002 and since inception, May 10, 1993 through February 28, 2002, Class Y shares had a total return of (1.99)% and 193.81%, respectively. For the one year and five year periods ended March 31, 2002 and since inception, May 10, 1993, through March 31, 2002, Class Y shares have an average annual return of (0.35)%, 11.15% and 13.34%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.


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10                                                   UBS Global Asset Management

UBS Tactical Allocation Fund


Portfolio of Investments -- February 28, 2002 (unaudited)
COMMON STOCKS -- 99.82%


SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 1.79%

Boeing Co.                                             225,100       $10,345,596
.................................................................................
General Dynamics Corp.                                  54,300         4,934,784
.................................................................................
Goodrich, B.F. Co.                                      30,400           907,440
.................................................................................
Honeywell International, Inc                           219,500         8,367,340
.................................................................................
Lockheed Martin Corp.                                  118,700         6,695,867
.................................................................................
Northrop Grumman Corp.                                  30,200         3,232,608
.................................................................................
Raytheon Co.(1)                                        106,300         4,112,747
.................................................................................
Rockwell Collins, Inc.                                  51,100         1,188,075
.................................................................................
United Technologies Corp.                              126,100         9,198,995
.................................................................................
                                                                      48,983,452
--------------------------------------------------------------------------------
AIRLINES -- 0.24%

AMR Corp.*                                              43,700         1,140,570
.................................................................................
Delta Air Lines, Inc.                                   35,200         1,214,400
.................................................................................
Southwest Airlines Co.                                 201,800         4,259,998
.................................................................................
                                                                       6,614,968
--------------------------------------------------------------------------------
AIR FREIGHT & COURIERS -- 0.17%

FedEx Corp.*                                            81,700         4,727,162
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.56%

Ford Motor Co.(1)                                      494,300         7,355,184
.................................................................................
General Motors Corp.(1)                                151,800         8,042,364
.................................................................................
                                                                      15,397,548
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.34%

DANA Corp.                                              46,200           859,320
.................................................................................
Delphi Automotive
.................................................................................
Systems Corp.                                          160,000         2,558,400
.................................................................................
Goodyear Tire &
.................................................................................
Rubber Co.(1)                                           49,800         1,369,500
.................................................................................
Johnson Controls, Inc.                                  24,400         2,165,744
.................................................................................
TRW, Inc.                                               35,400         1,778,850
.................................................................................
Visteon Corp.                                           43,000           609,740
.................................................................................
                                                                      9,341,554
--------------------------------------------------------------------------------
BANKS -- 6.17%

AmSouth Bancorp                                        104,600         2,212,290
.................................................................................
Bank of New York Co., Inc.                             199,300         7,501,652
.................................................................................
Bank One Corp.                                         315,600        11,311,104
.................................................................................
BankAmerica Corp.                                      424,900        27,172,355
.................................................................................

SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------

BANKS -- (CONCLUDED)

BB&T Corp.                                             122,900      $  4,548,529
.................................................................................
Charter One Financial, Inc.                             63,760         1,942,130
.................................................................................
Comerica, Inc.                                          49,500         2,962,575
.................................................................................
Fifth Third Bancorp                                    155,000         9,882,800
.................................................................................
FleetBoston Financial Corp.                            283,800         9,473,244
.................................................................................
Golden West Financial Corp.                             43,300         2,760,375
.................................................................................
Huntington Bancshares, Inc.                             74,900         1,381,905
.................................................................................
KeyCorp                                                119,400         2,994,552
.................................................................................
Mellon Financial Corp.                                 127,300         4,582,800
.................................................................................
National City Corp.                                    165,400         4,717,208
.................................................................................
Northern Trust Services Group                           60,300         3,263,436
.................................................................................
PNC Financial Services Group                            77,900         4,279,826
.................................................................................
Regions Financial Corp.                                 65,100         2,115,750
.................................................................................
SouthTrust Corp.                                        94,400         2,385,488
.................................................................................
Suntrust Bank, Inc.                                     78,300         4,916,457
.................................................................................
Synovus Financial Corp.                                 80,100         2,346,930
.................................................................................
U.S. Bancorp                                           529,000        11,029,650
.................................................................................
Union Planters Corp.                                    39,700         1,848,432
.................................................................................
Wachovia Corp.                                         368,000        12,228,640
.................................................................................
Washington Mutual, Inc.                                255,600         8,314,668
.................................................................................
Wells Fargo & Co.                                      457,700        21,466,130
.................................................................................
Zions Bancorp                                           26,100         1,379,385
.................................................................................
                                                                     169,018,311
--------------------------------------------------------------------------------
BEVERAGES -- 2.67%

Anheuser-Busch Cos., Inc.                              238,500        12,127,725
.................................................................................
Brown-Forman
.................................................................................
Corp., Class B                                          20,600         1,399,770
.................................................................................
Coca-Cola Co.                                          669,600        31,732,344
.................................................................................
Coca-Cola Enterprises, Inc.                            122,100         2,128,203
.................................................................................
Pepsi Bottling Group, Inc.                              78,700         1,955,695
.................................................................................
PepsiCo, Inc.                                          469,270        23,698,135
.................................................................................
                                                                      73,041,872
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.11%

Amgen, Inc.*                                           282,100        16,356,158
.................................................................................
Biogen, Inc.*                                           40,800         2,168,520
.................................................................................
Chiron Corp.*                                           52,200         2,266,524
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS Tactical Allocation Fund


Portfolio of Investments -- February 28, 2002 (unaudited)
COMMON STOCKS -- (CONTINUED)


SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- (CONCLUDED)

Genzyme Corp.*                                          58,400       $ 2,591,792
.................................................................................
Immunex Corp.*                                         148,700         4,273,638
.................................................................................
Medimmune, Inc.*                                        65,400         2,696,442
.................................................................................
                                                                      30,353,074
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.13%

Masco Corp.                                            127,800         3,587,346
--------------------------------------------------------------------------------
CHEMICALS -- 1.36%

Air Products & Chemicals, Inc.                          63,900         3,099,150
.................................................................................
Dow Chemical Co.                                       247,500         7,741,800
.................................................................................
DuPont (E.I.) de Nemours & Co.(1)                      278,500        13,044,940
.................................................................................
Eastman Chemical Co.                                    24,300         1,069,200
.................................................................................
Ecolab, Inc.                                            37,100         1,737,393
.................................................................................
Engelhard Corp.                                         39,900         1,147,923
.................................................................................
International Flavors & Fragrances, Inc.                28,400           978,380
.................................................................................
PPG Industries, Inc.                                    48,000         2,464,800
.................................................................................
Praxair, Inc.                                           45,400         2,628,660
.................................................................................
Rohm & Haas Co.                                         62,800         2,412,148
.................................................................................
Sigma-Aldrich Corp.                                     21,700           989,303
.................................................................................
                                                                      37,313,697
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 2.00%

Allied Waste Industries, Inc.*                          55,300           721,665
.................................................................................
Automatic Data Processing, Inc.                        166,000         8,749,860
.................................................................................
Avery Dennison Corp.                                    32,000         2,048,000
.................................................................................
Cendant Corp.*(1)                                      268,200         4,669,362
.................................................................................
Cintas Corp.(1)                                         47,300         2,094,917
.................................................................................
Concord EFS, Inc.*                                     136,700         4,105,101
.................................................................................
Convergys Corp.*(1)                                     47,100         1,436,079
.................................................................................
Donnelly, R.R. & Sons Co.                               37,900         1,084,319
.................................................................................
Equifax, Inc.                                           40,700         1,221,000
.................................................................................
First Data Corp.                                       102,500         8,355,800
.................................................................................
Fiserv, Inc.*                                           51,100         2,184,014
.................................................................................
H&R Block, Inc.                                         50,400         2,542,680
.................................................................................
IMS Health, Inc.                                        81,200         1,624,000
.................................................................................
Paychex, Inc.                                          101,800         3,761,510
.................................................................................

SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- (CONCLUDED)

Pitney Bowes, Inc.                                      67,000       $ 2,795,240
.................................................................................
Robert Half International, Inc.*                        49,800         1,295,298
.................................................................................
Sabre Holdings Corp.*                                   37,000         1,628,370
.................................................................................
Waste Management, Inc.                                 166,700         4,385,877
.................................................................................
                                                                      54,703,092
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.24%

ADC Telecommunications, Inc.*                          219,300           789,480
.................................................................................
Andrew Corp.*                                           24,100           405,121
.................................................................................
Avaya, Inc.*(1)                                         80,600           431,210
.................................................................................
CIENA Corp.*                                            89,900           697,624
.................................................................................
Cisco Systems, Inc.*                                 1,979,000        28,240,330
.................................................................................
Comverse Technology, Inc.*                              51,300           802,845
.................................................................................
Corning, Inc.(1)                                       259,600         1,747,108
.................................................................................
JDS Uniphase Corp.*                                    362,200         1,756,670
.................................................................................
Lucent Technologies, Inc.                              923,100         5,160,129
.................................................................................
Motorola, Inc.                                         602,400         7,831,200
.................................................................................
Nortel Networks Corp.(1)                               866,500         4,393,155
.................................................................................
Qualcomm, Inc.*                                        206,400         6,862,800
.................................................................................
Scientific-Atlanta, Inc.(1)                             43,500           973,095
.................................................................................
Tellabs, Inc.*                                         112,300         1,152,198
.................................................................................
                                                                      61,242,965
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 3.64%

Apple Computer, Inc.*                                   97,200         2,109,240
...............................................................................
Compaq Computer Corp.                                  463,300         4,697,862
.................................................................................
Dell Computer Corp.*                                   704,800        17,401,512
.................................................................................
EMC Corp.                                              599,500         6,534,550
.................................................................................
Gateway, Inc.*                                          91,300           419,980
.................................................................................
Hewlett-Packard Co.                                    525,700        10,577,084
.................................................................................
IBM Corp.                                              464,700        45,596,364
...............................................................................
Lexmark International
.................................................................................
Group, Inc.*                                            35,600         1,769,676
...............................................................................
NCR Corp.*                                              27,400         1,145,320
.................................................................................
Network Appliance, Inc.*                                90,700         1,450,293
.................................................................................
Palm, Inc.*                                            159,400           481,388
.................................................................................
Sun Microsystems, Inc.*                                877,800         7,470,078
.................................................................................
                                                                      99,653,347
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS Tactical Allocation Fund


Portfolio of Investments -- February 28, 2002 (unaudited)
COMMON STOCKS -- (CONTINUED)

SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.03%

Fluor Corp.                                             23,500         $ 890,885
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.05%

Vulcan Materials Co.                                    29,500         1,425,735
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.13%

Ball Corp.                                              17,600           744,304
...............................................................................
Pactiv Corp.*                                           49,500           941,985
.................................................................................
Sealed Air Corp.*                                       24,400         1,097,512
.................................................................................
Temple-Inland, Inc.                                     15,500           863,195
.................................................................................
                                                                       3,646,996
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 7.16%

AMBAC Financial Group, Inc.                             29,000         1,799,450
.................................................................................
American Express Co.                                   359,400        13,100,130
.................................................................................
Bear Stearns Co., Inc.                                  26,400         1,454,376
.................................................................................
Capital One Financial Corp.                             59,100         2,911,857
.................................................................................
Charles Schwab Corp.(1)                                369,000         4,811,760
.................................................................................
Citigroup, Inc.                                      1,385,700        62,702,925
.................................................................................
Countrywide Credit Industries, Inc.                     34,400         1,412,120
.................................................................................
Federal Home Loan Mortgage Corp.                       188,100        11,989,494
.................................................................................
Federal National Mortgage Association                  269,300        21,072,725
.................................................................................
Franklin Resources, Inc.                                70,500         2,880,630
.................................................................................
Household International, Inc.                          124,700         6,422,050
.................................................................................
J.P. Morgan Chase & Co.                                535,400        15,660,450
.................................................................................
Lehman Brothers Holdings, Inc.                          64,300         3,632,950
...............................................................................
MBNA Corp.                                             231,400         8,024,952
...............................................................................
Merrill Lynch & Co., Inc.                              227,100        10,889,445
.................................................................................
Moody's Corp.                                           42,700         1,579,900
.................................................................................
Morgan Stanley Dean Witter & Co.                       294,400        14,460,928
...............................................................................
State Street Corp.                                      88,200         4,471,740
...............................................................................
Stilwell Financial, Inc.                                61,200         1,395,972
.................................................................................
T. Rowe Price Group, Inc.(1)                            34,300         1,365,483
.................................................................................
USA Education, Inc.                                     42,700         3,960,425
.................................................................................
                                                                     195,999,762
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.50%

Alltel Corp.                                            84,700       $ 4,713,555
...............................................................................
AT&T Corp.                                             957,800        14,884,212
.................................................................................
BellSouth Corp.                                        506,200        19,620,312
.................................................................................
CenturyTel, Inc.                                        39,800         1,321,360
.................................................................................
Citizens Communications Co.*(1)                         82,000           747,020
.................................................................................
Qwest Communications International, Inc.               453,500         3,945,450
.................................................................................
SBC Communications, Inc.                               906,400        34,298,176
.................................................................................
Sprint Corp.(1)                                        242,400         3,415,416
.................................................................................
Verizon Communications                                 732,900        34,299,720
.................................................................................
WorldCom, Inc. -- WorldCom Group                       802,000         6,031,040
.................................................................................
                                                                     123,276,261
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.34%

AES Corp.*                                             145,300           749,748
.................................................................................
Allegheny Energy, Inc.                                  36,900         1,275,633
.................................................................................
Ameren Corp.                                            40,400         1,651,148
.................................................................................
American Electric Power, Inc.                           89,100         3,907,035
.................................................................................
Calpine Corp.*(1)                                       85,000           624,750
.................................................................................
Cinergy Corp.                                           47,900         1,523,220
.................................................................................
CMS Energy Corp.                                        41,500           904,700
.................................................................................
Consolidated Edison, Inc.                               59,600         2,431,680
.................................................................................
Constellation Energy Group, Inc.                        46,900         1,354,472
.................................................................................
Dominion Resources, Inc.                                72,200         4,207,816
.................................................................................
DTE Energy Co.                                          46,700         1,934,314
.................................................................................
Duke Energy Corp.                                      209,200         7,384,760
.................................................................................
Edison International, Inc.                              90,200         1,425,160
.................................................................................
Entergy Corp.                                           60,400         2,493,312
.................................................................................
Exelon Corp.                                            85,900         4,233,152
.................................................................................
First Energy Corp.                                      81,948         2,999,297
.................................................................................
FPL Group, Inc.                                         49,000         2,602,390
.................................................................................
Mirant Corp.*                                          111,200           965,216
.................................................................................
PG&E Corp.                                             105,000         2,227,050
.................................................................................
PPL Corp.                                               41,700         1,359,837
.................................................................................
Progress Energy, Inc.(2)                                73,900         2,720,192
.................................................................................
Public Service Enterprise Group, Inc.                   58,000         2,445,860
.................................................................................
Reliant Energy, Inc.                                    85,800         1,784,640
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS Tactical Allocation Fund


Portfolio of Investments -- February 28, 2002 (unaudited)
COMMON STOCKS -- (CONTINUED)


SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- (CONCLUDED)

Southern Co.                                           190,400       $ 4,836,160
.................................................................................
TXU Corp.(1)                                            72,700         3,698,249
.................................................................................
Xcel Energy, Inc.(1)                                    98,900         2,338,985
.................................................................................
                                                                      64,078,776
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.41%

American Power Conversion Corp.*                        57,500           752,675
.................................................................................
Cooper Industries, Inc.                                 27,700           979,195
.................................................................................
Emerson Electric Co.                                   117,600         6,772,584
.................................................................................
Molex, Inc.                                             54,800         1,622,080
.................................................................................
Rockwell Automation, Inc.                               56,300         1,111,925
.................................................................................
                                                                      11,238,459
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.48%

Agilent Technologies, Inc.*                            124,800         3,887,520
.................................................................................
Jabil Circuit, Inc.*                                    54,500         1,016,425
.................................................................................
Millipore Corp.                                         14,000           730,800
.................................................................................
Perkinelmer, Inc.                                       34,500           793,500
.................................................................................
Sanmina-SCI Corp.*                                     142,100         1,442,315
.................................................................................
Solectron Corp.*                                       223,500         1,848,345
.................................................................................
Symbol Technologies, Inc.                               63,800           550,594
.................................................................................
Tektronix, Inc.*                                        26,500           633,615
.................................................................................
Thermo Electron Corp.                                   50,100         1,019,535
.................................................................................
Waters Corp.*                                           36,000         1,125,000
.................................................................................
                                                                      13,047,649
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.72%

Baker Hughes, Inc.(1)                                   92,800         3,276,768
.................................................................................
Halliburton Co.                                        121,800         2,004,828
.................................................................................
Nabors Industries, Inc.*                                40,200         1,425,894
.................................................................................
Noble Drilling Corp.*                                   38,400         1,352,832
.................................................................................
Schlumberger Ltd.                                      156,600         9,115,686
.................................................................................
Transocean Sedco Forex, Inc.                            88,100         2,467,681
.................................................................................
                                                                      19,643,689
--------------------------------------------------------------------------------
FOOD & DRUG RETAILING -- 1.28%

Albertson's, Inc.                                      110,900         3,355,834
.................................................................................
CVS Corp.                                              106,700         2,915,044
.................................................................................
Kroger Co.*                                            215,800         4,779,970
.................................................................................
Safeway, Inc.*                                         134,400         5,776,512
.................................................................................

SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------
FOOD & DRUG RETAILING -- (CONCLUDED)

SUPERVALU, Inc.(1)                                      39,500       $ 1,025,025
.................................................................................
Sysco Corp.                                            180,500         5,337,385
.................................................................................
Walgreen Co.(1)                                        274,800        11,057,952
.................................................................................
Winn Dixie Stores, Inc.                                 43,000           720,250
.................................................................................
                                                                      34,967,972
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.49%

Archer-Daniels-Midland Co.                             182,730         2,530,810
.................................................................................
Campbell Soup Co.                                      112,200         3,000,228
.................................................................................
ConAgra Foods, Inc.                                    147,900         3,462,339
.................................................................................
General Mills, Inc.                                     98,900         4,572,147
.................................................................................
Heinz, H. J. &  Co.                                     96,000         3,913,920
.................................................................................
Hershey Foods Corp.                                     37,100         2,621,115
.................................................................................
Kellogg Co.                                            111,500         3,852,325
.................................................................................
Sara Lee Corp.                                         214,800         4,493,616
.................................................................................
Unilever N.V.                                          153,400         8,940,152
.................................................................................
Wrigley, Wm. Jr. Co.                                    60,900         3,412,836
.................................................................................
                                                                      40,799,488
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.39%

El Paso Corp.                                          139,200         5,439,936
.................................................................................
KeySpan Corp.                                           41,000         1,314,050
.................................................................................
Kinder Morgan, Inc.                                     30,700         1,258,700
.................................................................................
NiSource, Inc.                                          60,200         1,263,598
.................................................................................
Sempra Energy                                           60,600         1,352,592
.................................................................................
                                                                      10,628,876
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.60%

Applera Corp. -- Applied Biosystems Group               58,700         1,326,620
.................................................................................
Bard, C.R., Inc.                                        15,100           821,440
.................................................................................
Bausch & Lomb, Inc.                                     16,500           626,670
.................................................................................
Baxter International, Inc.                             159,500         8,849,060
.................................................................................
Becton, Dickinson & Co.                                 70,800         2,597,652
.................................................................................
Biomet, Inc.                                            73,650         2,250,744
.................................................................................
Boston Scientific Corp.*                               110,400         2,468,544
.................................................................................
Guidant Corp.*                                          82,700         3,432,050
.................................................................................
Medtronic, Inc.                                        325,100        14,479,954
.................................................................................
St. Jude Medical, Inc.*                                 24,000         1,879,200
.................................................................................
Stryker Corp.(1)                                        53,400         3,284,100
.................................................................................
Zimmer Holdings, Inc.*                                  53,190         1,902,074
.................................................................................
                                                                      43,918,108
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

UBS Tactical Allocation Fund


Portfolio of Investments -- February 28, 2002 (unaudited)
COMMON STOCKS -- (CONTINUED)


SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.50%

Aetna, Inc.                                             40,300       $ 1,412,918
.................................................................................
AmerisourceBergen Corp.*                                28,600         1,936,220
.................................................................................
Cardinal Health, Inc.(1)                               122,000         8,062,980
.................................................................................
CIGNA Corp.                                             38,900         3,489,330
.................................................................................
HCA, Inc.                                              139,400         5,677,762
.................................................................................
Health Management Associates, Inc., Class A*            67,400         1,189,610
.................................................................................
HEALTHSOUTH Corp.*                                     108,500         1,292,235
.................................................................................
Humana, Inc.*                                           49,900           653,690
.................................................................................
Manor Care, Inc.*                                       29,900           560,625
.................................................................................
McKesson Corp.                                          78,900         2,781,225
.................................................................................
Quintiles Transnational Corp.*                          35,600           591,316
.................................................................................
Tenet Healthcare Corp.*                                 88,100         5,087,775
.................................................................................
UnitedHealth Group, Inc.(1)                             84,200         6,103,658
.................................................................................
Wellpoint Health Networks, Inc.*                        18,000         2,189,160
.................................................................................
                                                                      41,028,504
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.07%

Carnival Corp.(1)                                      160,800         4,388,232
.................................................................................
Darden Restaurants, Inc.                                32,700         1,382,556
.................................................................................
Harrah's Entertainment, Inc.*                           32,000         1,294,080
.................................................................................
Hilton Hotels Corp.                                    106,100         1,364,446
.................................................................................
International Game Technology*                          24,300         1,640,736
.................................................................................
Marriott International, Inc.                            66,200         2,612,914
.................................................................................
McDonalds Corp.                                        344,300         8,986,230
.................................................................................
Starbucks Corp.*                                       104,500         2,404,545
.................................................................................
Starwood Hotels & Resorts Worldwide, Inc., Class B      56,600         2,037,600
.................................................................................
Tricon Global Restaurants, Inc.*                        39,900         2,359,287
.................................................................................
Wendy's International, Inc.                             30,300           939,603
.................................................................................
                                                                      29,410,229
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.46%

Black & Decker Corp.                                    25,100       $ 1,217,350
.................................................................................
Centex Corp.                                            18,000         1,051,920
.................................................................................
Fortune Brands, Inc.                                    42,700         1,942,850
.................................................................................
Leggett & Platt, Inc.                                   57,000         1,462,050
.................................................................................
Maytag Corp.                                            23,200           926,376
.................................................................................
Newell Rubbermaid, Inc.(1)                              74,200         2,309,846
.................................................................................
Pulte Homes, Inc.                                       18,400           955,696
.................................................................................
Stanley Works                                           25,700         1,296,051
.................................................................................
Whirlpool Corp.                                         19,200         1,441,920
.................................................................................
                                                                      12,604,059
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.81%

Clorox Co.                                              63,800         2,793,802
.................................................................................
Colgate-Palmolive Co.                                  147,200         8,240,256
.................................................................................
Kimberly-Clark Corp.                                   142,900         8,945,540
.................................................................................
Procter & Gamble Co.(1)                                348,100        29,515,399
.................................................................................
                                                                      49,494,997
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 4.86%

General Electric Co.                                 2,675,200       102,995,200
.................................................................................
Minnesota Mining & Manufacturing Co.                   106,400        12,547,752
.................................................................................
Textron, Inc.                                           40,000         1,901,200
.................................................................................
Tyco International Ltd.                                538,600        15,673,260
.................................................................................
                                                                     133,117,412
--------------------------------------------------------------------------------
INSURANCE -- 4.42%

ACE Ltd.                                                67,400         2,958,860
.................................................................................
AFLAC, Inc.                                            141,100         3,626,270
.................................................................................
Allstate Corp.                                         192,500         6,741,350
.................................................................................
American International Group, Inc.                     701,770        51,909,927
.................................................................................
AON Corp.                                               73,900         2,559,157
.................................................................................
Chubb Corp.                                             46,400         3,486,496
.................................................................................
Cincinnati Financial Corp.                              44,500         1,789,345
.................................................................................
Conseco, Inc.*(1)                                      104,800           393,000
.................................................................................
Hartford Financial Services Group, Inc.                 66,300         4,442,100
.................................................................................
Jefferson-Pilot Corp.                                   41,700         2,108,769
.................................................................................
John Hancock Financial Services, Inc.                   81,700         3,138,097
.................................................................................
Lincoln National Corp.                                  51,500         2,637,315
.................................................................................
Loews Corp.                                             52,700         3,073,991
.................................................................................


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

UBS Tactical Allocation Fund


Portfolio of Investments -- February 28, 2002 (unaudited)
COMMON STOCKS -- (CONTINUED)


SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------
INSURANCE -- (CONCLUDED)

Marsh & McLennan Cos., Inc.                             74,500       $ 7,863,475
.................................................................................
MBIA, Inc.                                              40,700         2,378,915
.................................................................................
MetLife, Inc.                                          195,100         6,219,788
.................................................................................
MGIC Investment Corp.                                   29,400         1,973,328
.................................................................................
Progressive Corp.                                       19,900         3,100,420
.................................................................................
SAFECO Corp.                                            36,000         1,222,200
.................................................................................
St. Paul Cos., Inc.                                     57,100         2,792,190
.................................................................................
Torchmark Corp.                                         33,900         1,362,441
.................................................................................
Unum Provident Corp.                                    66,900         1,894,608
.................................................................................
XL Capital Ltd., Class A                                36,200         3,448,412
.................................................................................
                                                                     121,120,454
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.08%

Yahoo!, Inc.*(1)                                       154,300         2,231,178
--------------------------------------------------------------------------------
IT CONSULTING & SERVICES -- 0.39%

Computer Sciences Corp.*                                46,600         2,213,966
.................................................................................
Electronic Data Systems Corp.                          127,900         7,549,937
.................................................................................
Unisys Corp.*                                           89,800           996,780
.................................................................................
                                                                      10,760,683
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.36%

Eastman Kodak Co.(1)                                    82,300         2,592,450
.................................................................................
Harley-Davidson, Inc.                                   82,000         4,203,320
.................................................................................
Hasbro, Inc.                                            51,200           732,672
.................................................................................
Mattel, Inc.                                           119,000         2,255,050
.................................................................................
                                                                       9,783,492
--------------------------------------------------------------------------------
MACHINERY -- 1.08%

Caterpillar, Inc.                                       94,700         5,256,797
.................................................................................
Danaher Corp.(1)                                        38,900         2,615,247
.................................................................................
Deere & Co.                                             65,300         3,129,829
.................................................................................
Dover Corp.                                             56,200         2,223,834
.................................................................................
Eaton Corp.                                             20,100         1,622,874
.................................................................................
Illinois Tool Works, Inc.                               83,000         6,105,480
.................................................................................
Ingersoll-Rand Co., Class A                             48,100         2,405,000
.................................................................................
ITT Industries, Inc.                                    25,000         1,475,000
.................................................................................
Navistar International Corp.                            17,900           761,108
.................................................................................
PACCAR, Inc.                                            21,900         1,575,267
.................................................................................
Pall Corp.                                              39,400           769,088
.................................................................................

SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------
MACHINERY -- (CONCLUDED)

Parker-Hannifin Corp.                                   33,800       $ 1,683,916
.................................................................................
                                                                      29,623,440
--------------------------------------------------------------------------------
MEDIA -- 4.01%

AOL Time Warner, Inc.*                               1,194,700        29,628,560
.................................................................................
Clear Channel Communications*                          162,600         7,580,412
.................................................................................
Comcast Corp., Class A*                                258,000         8,738,460
.................................................................................
Disney, Walt Co.                                       552,700        12,712,100
.................................................................................
Dow Jones & Co., Inc.                                   27,200         1,518,032
.................................................................................
Gannett, Inc.                                           74,200         5,652,556
.................................................................................
Interpublic Group Cos., Inc.(1)                        103,200         2,807,040
.................................................................................
Knight Ridder, Inc.                                     26,000         1,752,400
.................................................................................
McGraw-Hill Cos., Inc.                                  54,400         3,579,520
.................................................................................
New York Times Co., Class A                             44,400         1,949,160
.................................................................................
Omnicom Group, Inc.                                     50,400         4,714,416
.................................................................................
TMP Worldwide, Inc.*                                    31,000           865,520
.................................................................................
Tribune Co.                                             84,400         3,614,008
.................................................................................
Univision Communications, Inc., Class A*                58,600         2,416,664
.................................................................................
Viacom, Inc., Class B*                                 479,500        22,320,725
.................................................................................
                                                                     109,849,573
--------------------------------------------------------------------------------
METALS & MINING -- 0.82%

Alcan, Inc.                                             90,600         3,672,924
.................................................................................
Alcoa, Inc.                                            234,100         8,795,137
.................................................................................
Barrick Gold Corp.                                     147,700         2,665,985
.................................................................................
Freeport-McMoRan Copper & Gold, Inc., Class B*          42,500           622,625
.................................................................................
Inco Ltd.*(1)                                           57,400         1,069,362
.................................................................................
Newmont Mining Corp. (Holding Co.)(1)                  100,000         2,412,000
.................................................................................
Nucor Corp.                                             23,900         1,350,350
.................................................................................
Phelps Dodge Corp.(1)                                   24,300           921,213
.................................................................................
Placer Dome, Inc.(1)                                    93,500         1,086,470
.................................................................................
                                                                      22,596,066
--------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 4.06%

Costco Wholesale Corp.*                                123,500         5,095,610
.................................................................................


--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

UBS Tactical Allocation Fund


Portfolio of Investments -- February 28, 2002 (unaudited)
COMMON STOCKS -- (CONTINUED)

SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------
MULTI-LINE RETAIL -- (CONCLUDED)

Dollar General Corp.                                    91,600       $ 1,351,100
.................................................................................
Family Dollar Stores, Inc.                              49,000         1,609,160
.................................................................................
Federated Department Stores, Inc.*                      54,200         2,271,522
.................................................................................
J.C. Penney Co., Inc. (Holding Co.)                     74,000         1,445,960
.................................................................................
Kohls Corp.*                                            91,100         6,164,737
.................................................................................
May Department Stores Co.                               84,100         3,081,424
.................................................................................
Nordstrom, Inc.                                         37,500           954,750
.................................................................................
Sears Roebuck & Co.                                     89,100         4,684,878
.................................................................................
Target Corp.                                           244,000        10,223,600
.................................................................................
Wal-Mart Stores, Inc.                                1,200,600        74,449,206
.................................................................................
                                                                     111,331,947
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.17%

Dynegy, Inc., Class A                                   95,600         2,444,492
.................................................................................
Williams Cos., Inc.                                    141,800         2,190,810
.................................................................................
                                                                       4,635,302
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.07%

Xerox Corp.                                            198,100         1,923,551
--------------------------------------------------------------------------------
OIL & GAS -- 6.01%

Amerada Hess Corp.                                      25,900         1,794,093
.................................................................................
Anadarko Petroleum Corp.                                68,100         3,548,010
.................................................................................
Apache Corp.                                            38,520         2,031,930
.................................................................................
Ashland, Inc.                                           23,400         1,015,326
.................................................................................
Burlington Resources, Inc.                              56,000         2,104,480
.................................................................................
ChevronTexaco Corp.                                    287,488        24,275,487
.................................................................................
Conoco, Inc.                                           171,600         4,746,456
.................................................................................
Devon Energy Corp.                                      41,000         1,790,880
.................................................................................
EOG Resources, Inc.(1)                                  32,900         1,157,751
.................................................................................
Exxon Mobil Corp.                                    1,842,600        76,099,380
.................................................................................
Kerr-McGee Corp.                                        29,300         1,619,997
.................................................................................
Marathon Oil Corp.                                      86,100         2,367,750
.................................................................................
Occidental Petroleum Co.                               106,900         2,869,196
.................................................................................
Phillips Petroleum Co.                                 104,640         6,185,270
.................................................................................
Royal Dutch Petroleum Co.,  ADR                        574,600        29,517,202
.................................................................................
Sunoco, Inc.                                            24,600           947,592
.................................................................................

SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------
OIL & GAS -- (CONCLUDED)

Unocal Corp.                                            68,200       $ 2,450,426
.................................................................................
                                                                     164,521,226
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.51%

Georgia-Pacific Corp.                                   67,700         1,736,505
.................................................................................
International Paper Co.                                134,800         5,897,500
.................................................................................
MeadWestvaco Corp.                                      63,489         2,205,608
.................................................................................
Weyerhaeuser Co.                                        62,000         3,832,840
.................................................................................
Willamette Industries, Inc.                              7,000           388,290
.................................................................................
                                                                      14,060,743
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.51%

Alberto-Culver Co.                                      16,800           874,776
.................................................................................
Avon Products, Inc.                                     64,000         3,308,160
.................................................................................
Gillette Co.                                           283,100         9,679,189
.................................................................................
                                                                      13,862,125
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 10.52%

Abbott Laboratories                                    417,200        23,592,660
.................................................................................
Allergan, Inc.                                          36,300         2,353,692
.................................................................................
Bristol-Myers Squibb Co.                               521,300        24,501,100
.................................................................................
Eli Lilly & Co.                                        303,100        22,953,763
.................................................................................
Forest Laboratories, Inc.*                              48,600         3,864,672
.................................................................................
Johnson & Johnson                                      824,340        50,202,306
.................................................................................
King Pharmaceuticals, Inc.*                             67,566         2,098,600
.................................................................................
Merck & Co., Inc.                                      613,000        37,595,290
.................................................................................
Pfizer, Inc.                                         1,694,300        69,398,528
.................................................................................
Pharmacia Corp.                                        348,500        14,305,925
.................................................................................
Schering-Plough Corp.                                  395,800        13,651,142
.................................................................................
Watson Pharmaceuticals, Inc.*                           30,200           884,256
.................................................................................
Wyeth Pharmaceuticals                                  356,300        22,642,865
.................................................................................
                                                                     288,044,799
--------------------------------------------------------------------------------
REAL ESTATE -- 0.20%

Equity Office Properties Trust                         117,800         3,380,860
.................................................................................
Equity Residential Properties Trust(1)                  80,200         2,161,390
.................................................................................
                                                                       5,542,250
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

UBS Tactical Allocation Fund


Portfolio of Investments -- February 28, 2002 (unaudited)
COMMON STOCKS -- (CONTINUED)


SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.44%

Burlington Northern Santa Fe Corp.                     106,200       $ 3,081,924
.................................................................................
CSX Corp.                                               59,500         2,245,530
.................................................................................
Norfolk Southern Corp.                                 107,100         2,547,909
.................................................................................
Union Pacific Corp.                                     67,900         4,119,493
.................................................................................
                                                                      11,994,856
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.17%

Advanced Micro Devices, Inc.*                           94,100         1,270,350
.................................................................................
Altera Corp.*                                          105,100         2,004,257
.................................................................................
Analog Devices, Inc.*                                   97,900         3,642,859
.................................................................................
Applied Materials, Inc.*                               220,100         9,567,747
.................................................................................
Applied Micro Circuits Corp.*                           82,800           636,732
.................................................................................
Broadcom Corp.*(1)                                      71,400         2,188,410
.................................................................................
Conexant Systems, Inc.*                                 70,900           726,016
.................................................................................
Intel Corp.                                          1,807,600        51,606,980
.................................................................................
KLA-Tencor Corp.*                                       50,600         2,930,246
.................................................................................
Linear Technology Corp.                                 85,900         3,163,697
.................................................................................
LSI Logic Corp.*(1)                                    101,300         1,518,487
.................................................................................
Maxim Integrated Products, Inc.*                        87,200         3,990,272
.................................................................................
Micron Technology, Inc.*                               162,800         5,234,020
.................................................................................
Mykrolis Corp.*                                          9,475           100,439
.................................................................................
National Semiconductor Corp.*                           48,700         1,224,805
.................................................................................
Novellus Systems, Inc.*                                 39,600         1,686,564
.................................................................................
NVIDIA Corp.*(1)                                        39,400         2,009,794
.................................................................................
PMC-Sierra, Inc.*                                       45,700           667,677
.................................................................................
QLogic Corp.*                                           25,400           946,150
.................................................................................
Teradyne, Inc.*                                         49,700         1,665,447
.................................................................................
Texas Instruments, Inc.                                466,900        13,703,515
.................................................................................
Vitesse Semiconductor Corp.*                            53,700           376,974
.................................................................................
Xilinx, Inc.*                                           90,800         3,261,536
.................................................................................
                                                                     114,122,974
--------------------------------------------------------------------------------
SOFTWARE -- 4.86%

Adobe Systems, Inc.                                     65,300         2,375,614
.................................................................................
Autodesk, Inc.                                          16,000           706,720
.................................................................................
BMC Software, Inc.*                                     67,900         1,089,795
.................................................................................

SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------
SOFTWARE -- (CONCLUDED)

Citrix Systems, Inc.*(1)                                51,900         $ 787,323
.................................................................................
Computer Associates International, Inc.                157,100         2,557,588
.................................................................................
Compuware Corp.*                                       103,400         1,179,794
.................................................................................
Intuit, Inc.*                                           57,900         2,193,831
.................................................................................
Mercury Interactive Corp.*                              23,300           789,404
.................................................................................
Microsoft Corp.*                                     1,453,700        84,808,858
.................................................................................
Novell, Inc.*                                          106,200           434,358
.................................................................................
Oracle Corp.                                         1,503,300        24,984,846
.................................................................................
Parametric Technology Corp.*                            75,000           552,000
.................................................................................
Peoplesoft, Inc.*(1)                                    83,000         2,412,810
.................................................................................
Rational Software Corp.*                                42,700           792,512
.................................................................................
Siebel Systems, Inc.*                                  126,300         3,506,088
.................................................................................
VERITAS Software Corp.*                                109,400         3,882,606
.................................................................................
                                                                     133,054,147
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.45%

Autozone, Inc.*(1)                                      29,600         1,964,256
.................................................................................
Bed, Bath & Beyond, Inc.*                               79,300         2,648,620
.................................................................................
Best Buy Co., Inc.*                                     57,200         3,855,280
.................................................................................
Circuit City Stores -- Circuit City Group               57,900         1,035,252
.................................................................................
Gap, Inc.(1)                                           231,200         2,767,464
.................................................................................
Home Depot, Inc.                                       631,000        31,550,000
.................................................................................
Limited, Inc.                                          116,400         2,096,364
.................................................................................
Lowe's Cos., Inc.                                      208,900         9,452,725
.................................................................................
Office Depot, Inc.*(1)                                  84,700         1,610,147
.................................................................................
RadioShack Corp.                                        49,900         1,369,256
.................................................................................
Sherwin-Williams Co.                                    45,800         1,210,036
.................................................................................
Staples, Inc.*                                         127,400         2,505,958
.................................................................................
Tiffany & Co.                                           40,800         1,338,648
.................................................................................
TJX Cos., Inc.                                          72,300         2,745,231
.................................................................................
Toys R Us, Inc.*(1)                                     56,000           997,360
.................................................................................
                                                                      67,146,597
.................................................................................
TEXTILES & APPAREL -- 0.29%

Jones Apparel Group, Inc.*                              35,500         1,265,930
.................................................................................
Liz Claiborne, Inc.                                     32,000           969,920
.................................................................................
Nike, Inc., Class B                                     73,000         4,296,780
.................................................................................


--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

UBS Tactical Allocation Fund


Portfolio of Investments -- February 28, 2002 (unaudited)
COMMON STOCKS -- (CONCLUDED)

SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------
TEXTILES & APPAREL -- (CONCLUDED)

V.F. Corp.                                              33,100       $ 1,391,855
.................................................................................
                                                                       7,924,485
--------------------------------------------------------------------------------
TOBACCO -- 1.18%

Philip Morris Cos., Inc.                               584,100        30,758,706
.................................................................................
UST, Inc.(1)                                            47,900         1,669,794
.................................................................................
                                                                      32,428,500
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.13%

Genuine Parts Co.                                       49,600         1,811,888
.................................................................................
Grainger, W.W., Inc.                                    27,700         1,641,779
.................................................................................
                                                                       3,453,667
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                    SHARES      MARKET VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.39%

AT&T Wireless Services, Inc.*                          711,472     $   7,178,753
.................................................................................
Nextel Communications, Inc.*(1)                        221,600         1,105,784
.................................................................................
Sprint Corp. (PCS Group)*                              268,500         2,483,625
.................................................................................
                                                                      10,768,162
--------------------------------------------------------------------------------
Total Common Stocks (cost--$2,804,920,973)                        $2,733,976,462
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                SECURITY                                  MATURITY       INTEREST         MARKET
    (000)                               DESCRIPTION                                  DATE           RATE            VALUE
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.11%
$3,051       Repurchase Agreement dated 02/28/02 with Dresdner
             Bank AG, collateralized by $2,990,000 U.S. Treasury
             Notes, 5.625% due 11/30/02; (value--$3,112,590);
             proceeds: $3,051,158 (cost--$3,051,000)                               03/01/02        1.870%             3,051,000
................................................................................................................................
Total Investments (cost--$2,807,971,973)--99.93%                                                                  2,737,027,462
................................................................................................................................
Other assets in excess of liabilities--0.07%                                                                          1,783,344
................................................................................................................................
Net Assets--100.00%                                                                                              $2,738,810,806
-------------------------------------------------------------------------------------------------------------------------------

*    Non-Income producing security.

(1)  Security, or portion thereof, was on loan at February 28, 2002.

(2)  Includes 13,100 Contingent Value Obligations valued at zero.

ADR  American Depositary Receipt.

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

UBS Tactical Allocation Fund


Statement of Assets and Liabilities -- February 28, 2002 (unaudited)


ASSETS
Investments in securities, at value (cost--$2,807,971,973)                   $ 2,737,027,462
.............................................................................................
Investments of cash collateral received for securities loaned,
at value (cost--$112,712,827)                                                    112,712,827
.............................................................................................
Cash                                                                                     185
.............................................................................................
Receivable for investments sold                                                    4,982,450
.............................................................................................
Dividends receivable                                                               4,528,294
.............................................................................................
Receivable for shares of beneficial interest sold                                  2,183,973
.............................................................................................
Other assets                                                                         935,750
.............................................................................................
TOTAL ASSETS                                                                   2,862,370,941
.............................................................................................
LIABILITIES
.............................................................................................
Collateral for securities loaned                                                 112,712,827
.............................................................................................
Payable for shares of beneficial interest repurchased                              5,661,280
.............................................................................................
Payable for investments purchased                                                  2,484,659
.............................................................................................
Payable to affiliates                                                              2,361,536
.............................................................................................
Accrued expenses and other liabilities                                               339,833
.............................................................................................
TOTAL LIABILITIES                                                                123,560,135
.............................................................................................
NET ASSETS
.............................................................................................
Beneficial interest--$0.001 par value (unlimited amount authorized)            2,905,764,290
.............................................................................................
Accumulated undistributed net investment income                                    2,119,791
.............................................................................................
Distributions in excess of net realized gains from investment transactions       (98,128,764)
.............................................................................................
Net unrealized depreciation of investments                                       (70,944,511)
.............................................................................................
NET ASSETS                                                                   $ 2,738,810,806
--------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

UBS Tactical Allocation Fund


Statement of Assets and Liabilities -- February 28, 2002 (unaudited)


CLASS A:
Net assets                                                          $946,323,853
.................................................................................
Shares outstanding                                                    37,745,903
.................................................................................
Net asset value per share                                                 $25.07
.................................................................................
Maximum offering price per share (net asset value plus sales
charge of 5.50% of offering price)                                        $26.53
.................................................................................
CLASS B:
Net assets                                                          $844,411,620
.................................................................................
Shares outstanding                                                    34,488,955
.................................................................................
Net asset value and offering price per share                              $24.48
.................................................................................
CLASS C:
Net assets                                                          $746,631,015
.................................................................................
Shares outstanding                                                    30,279,310
.................................................................................
Net asset value per share                                                 $24.66
.................................................................................
Maximum offering price per share (net asset value plus sales
charge of 1.00% of offering price)                                        $24.91
.................................................................................
CLASS Y:
Net assets                                                          $201,444,318
.................................................................................
Shares outstanding                                                     7,945,590
.................................................................................
Net asset value, offering price and redemption value per share            $25.35
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21

UBS Tactical Allocation Fund


Statement of Operations

                                                                     For the Six
                                                                    Months Ended
                                                               February 28, 2002
                                                                     (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $17,921)              $ 19,820,234
.................................................................................
Interest                                                                151,863
.................................................................................
                                                                     19,972,097
.................................................................................
EXPENSES:
Investment advisory and administration                                6,282,318
.................................................................................
  Service fees--Class A                                               1,168,610
.................................................................................
  Service and distribution fees--Class B                              4,361,916
.................................................................................
  Service and distribution fees--Class C                              3,786,119
.................................................................................
  Transfer agency related services fees                               1,074,324
.................................................................................
  Custody and accounting                                                829,376
.................................................................................
  Federal and state registration                                        155,797
.................................................................................
  Reports and notices to shareholders                                   112,829
.................................................................................
  Professional fees                                                      50,910
.................................................................................
  Trustees' fees                                                         18,517
.................................................................................
  Interest expense                                                       10,462
.................................................................................
  Other expenses                                                            905
.................................................................................
Net expenses                                                         17,852,083
.................................................................................
Net investment income                                                 2,120,014
.................................................................................
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
.................................................................................
Net realized losses from investment transactions                    (72,524,115)
.................................................................................
Net change in unrealized appreciation/depreciation of investments     2,142,647
.................................................................................
Net realized and unrealized losses from investment activities       (70,381,468)
.................................................................................
Net decrease in net assets resulting from operations               $(68,261,454)
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

UBS Tactical Allocation Fund


Statement of Changes in Net Assets

                                                                For the Six
                                                               Months Ended           For the
                                                          February 28, 2002        Year Ended
                                                                (unaudited)   August 31, 2001
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                      $     2,120,014    $    19,996,356
..............................................................................................
Net realized gains (losses) from investment transactions       (72,524,115)         3,426,918
..............................................................................................
Net change in unrealized appreciation/depreciation
  of investments                                                  2,142,647      (670,134,743)
..............................................................................................
Net decrease in net assets resulting from operations           (68,261,454)      (646,711,469)
..............................................................................................
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A                                  (1,210,952)       (19,700,710)
..............................................................................................
Net investment income--Class B                                        --          (16,037,085)
..............................................................................................
Net investment income--Class C                                        --          (12,780,032)
..............................................................................................
Net investment income--Class Y                                    (383,511)        (5,223,546)
..............................................................................................
Net realized gains from investment transactions--Class A        (5,180,625)       (74,388,002)
..............................................................................................
Net realized gains from investment transactions--Class B        (4,770,088)       (90,667,138)
..............................................................................................
Net realized gains from investment transactions--Class C        (4,191,815)       (72,015,370)
..............................................................................................
Net realized gains from investment transactions--Class Y        (1,064,963)       (17,509,644)
..............................................................................................
                                                               (16,801,954)      (308,321,527)
..............................................................................................
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                           255,702,808        992,384,414
..............................................................................................
Cost of shares repurchased                                    (344,089,045)      (640,294,579)
..............................................................................................
Proceeds from dividends reinvested                              16,197,561        293,322,033
..............................................................................................
Shares issued in connection with fund merger                          --          179,981,734
..............................................................................................
Net increase (decrease) in net assets from
  beneficial interest transactions                             (72,188,676)       825,393,602
..............................................................................................
Net decrease in net assets                                    (157,252,084)      (129,639,394)
..............................................................................................
NET ASSETS:
Beginning of period                                          2,896,062,890      3,025,702,284
..............................................................................................
End of period (including undistributed net investment
  income of $2,119,791 and $1,594,240, respectively)       $ 2,738,810,806    $ 2,896,062,890
---------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23

UBS Tactical Allocation Fund


Notes to Financial Statements (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Tactical Allocation Fund (the "Fund") is a series of UBS Investment Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that Class A, Class B and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM," formerly known as Brinson Advisors, Inc.), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with


--------------------------------------------------------------------------------
24                                                   UBS Global Asset Management

UBS Tactical Allocation Fund


Notes to Financial Statements (unaudited)


sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

REORGANIZATION INVOLVING PAINEWEBBER BALANCED FUND

Effective as of the close of business on April 27, 2001 (the "Reorganization Date"), the Fund acquired all of the assets and assumed all of the stated liabilities of PaineWebber Balanced Fund ("Balanced Fund"). The acquisition was accomplished by a tax-free exchange of 5,260,243; 538,116; 539,067; and 7,830 Class A, B, C and Y shares, respectively, of the Fund for 17,080,727; 1,665,537; 1,727,261; and 25,667 Class A, B, C and Y shares, respectively, of Balanced Fund outstanding on


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   25

UBS Tactical Allocation Fund


Notes to Financial Statements (unaudited)


the Reorganization Date. The Balanced Fund's net assets on that date, valued at $179,981,734 including net unrealized depreciation of investments of $7,030,499 were combined with those of the Fund. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange. The Fund's Financial Highlights do not include the operations of Balanced Fund prior to the Reorganization Date.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter. At February 28, 2002, the Fund owed UBS Global AM $953,451 in investment advisory and administration fees.

For the six months ended February 28, 2002, the Fund did not pay any brokerage commissions to UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), which is an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealer for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares and has appointed selected dealers for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At February 28, 2002, the Fund owed UBS Global AM $1,403,133 in service and distribution fees.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A and Class C shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM has informed the Fund that for the six months ended February 28, 2002, it earned $1,924,646 in sales charges.

TRANSFER AGENCY RELATED SERVICES FEES

UBS PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for the services by PFPC, not the Fund. For the six months


----------
*    UBS PaineWebber is a service mark of UBS AG.


--------------------------------------------------------------------------------
26                                                   UBS Global Asset Management

UBS Tactical Allocation Fund


Notes to Financial Statements (unaudited)


ended February 28, 2002, UBS PaineWebber received from PFPC, not the Fund, approximately 47% of the total transfer agency related services fees collected by PFPC from the Fund.

SECURITY LENDING

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended February 28, 2002, the Fund earned $150,939 for lending its securities and UBS PaineWebber earned $51,704 in compensation as the Fund's lending agent. At February 28, 2002, the Fund owed UBS PaineWebber $4,952 in compensation.

As of February 28, 2002, the Fund held cash and/or cash equivalents having an aggregate value of $112,712,827 as collateral for portfolio securities loaned having a market value of $106,803,134. The cash collateral was invested in the following money market funds:

    NUMBER OF                                                          MARKET
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
          2   AIM Prime Portfolio                                   $          2
.................................................................................
 41,646,544   BlackRock Provident Institutional TempFund              41,646,544
.................................................................................
 46,188,661   Dreyfus Cash Management Fund                            46,188,661
.................................................................................
    113,863   Scudder Institutional Fund, Inc.                           113,863
.................................................................................
 24,763,757   UBS Private Money Market Fund LLC                       24,763,757
.................................................................................
              Total investments of cash collateral for
              securities loaned (cost -- $112,712,827)              $112,712,827
--------------------------------------------------------------------------------


BANK LINE OF CREDIT

The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

UBS Tactical Allocation Fund


Notes to Financial Statements (unaudited)


Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended February 28, 2002, the Fund had an average daily amount of borrowing outstanding under the Facility of $4,086,639 with a related weighted average annualized interest rate of 2.56%.

INVESTMENT IN SECURITIES

For federal income tax purposes, the cost of securities owned at February 28, 2002 was substantially the same as the cost of securities for financial statement purposes.

At February 28, 2002, the components of net unrealized depreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)     $334,951,394
.......................................................................................
Gross depreciation (investments having an excess of cost over value)     (405,895,905)
.......................................................................................
Net unrealized depreciation of investments                               $(70,944,511)
--------------------------------------------------------------------------------------

BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                               CLASS A                           CLASS B
SIX MONTHS ENDED                     ---------------------------      ------------------------------
FEBRUARY 28, 2002:                      SHARES         AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
Shares sold                           4,228,761    $ 105,567,337        2,638,332    $  64,599,296
.....................................................................................................
Shares repurchased                   (5,271,209)    (131,754,838)      (3,981,148)     (96,658,111)
.....................................................................................................
Shares converted from
  Class B to Class A                  1,353,660       34,960,592       (1,384,854)     (34,960,592)
.....................................................................................................
Dividends reinvested                    242,064        6,225,891          176,466        4,439,883
.....................................................................................................
Net increase (decrease)                 553,276    $  14,998,982       (2,551,204)   $ (62,579,524)
.....................................................................................................

YEAR ENDED
AUGUST 31, 2001:
....................................................................................................
Shares sold                          12,841,171     $384,986,616        9,026,193    $ 263,120,746
....................................................................................................
Shares repurchased                   (8,374,881)    (245,638,291)      (6,874,602)    (200,251,343)
....................................................................................................
Shares converted from
  Class B to Class A                    173,449        5,174,193         (175,904)      (5,174,193)
....................................................................................................
Dividends reinvested                  2,934,450       90,204,974        3,282,028       99,379,800
....................................................................................................
Shares issued in connection
  with fund merger                    5,260,243      149,576,780          538,116       15,024,419
....................................................................................................
Net increase                         12,834,432     $384,304,272        5,795,831    $ 172,099,429
....................................................................................................


--------------------------------------------------------------------------------
28                                                   UBS Global Asset Management

UBS Tactical Allocation Fund


Notes to Financial Statements (unaudited)

For the six months ended February 28, 2002, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $62,117,592 and $154,404,071, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

            CLASS C                           CLASS Y
  ----------------------------      ---------------------------
   SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------

   2,643,283    $  65,473,414          792,411    $ 20,062,761
................................................................
  (3,629,308)     (89,675,535)      (1,022,660)    (26,000,561)
................................................................


................................................................
     161,590        4,094,687           55,273       1,437,100
................................................................
    (824,435)   $ (20,107,434)        (174,976)   $ (4,500,700)
................................................................



................................................................
   8,509,038     $ 249,249,818       3,142,407    $ 95,027,234
................................................................
  (5,328,110)     (157,188,627)     (1,297,796)    (37,216,318)
................................................................


................................................................
   2,664,967        81,254,820         725,474      22,482,439
................................................................

     539,067        15,155,772           7,830         224,763
................................................................
   6,384,962      $188,471,783       2,577,915    $ 80,518,118
................................................................


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   29

UBS Tactical Allocation Fund


Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                          CLASS A
                                    --------------------------------------------------------------------------------
                                      FOR THE SIX
                                      MONTHS ENDED
                                      FEBRUARY 28,                    FOR THE YEARS ENDED AUGUST 31,
                                         2002            ----------------------------------------------------------
                                     (UNAUDITED)         2001        2000          1999         1998        1997
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $ 25.78         $ 35.59      $ 31.79      $ 23.55      $ 22.23      $16.15
....................................................................................................................
Net investment income (loss)              0.07            0.32@        0.60@        0.15         0.15        0.18@
....................................................................................................................
Net realized and unrealized gains
  (losses) from investments              (0.61)          (6.45)@       3.92@        8.84         1.47        6.12@
....................................................................................................................
Net increase (decrease) from
  investment operations                  (0.54)          (6.13)        4.52         8.99         1.62        6.30
....................................................................................................................
Dividends from net investment income     (0.03)          (0.77)       (0.02)       (0.17)       (0.12)      (0.14)
....................................................................................................................
Distributions from net realized gains
  from investment transactions           (0.14)          (2.91)       (0.70)       (0.58)       (0.18)      (0.08)
....................................................................................................................
Total dividends and distributions
  to shareholders                        (0.17)          (3.68)       (0.72)       (0.75)       (0.30)      (0.22)
....................................................................................................................
NET ASSET VALUE, END OF PERIOD         $ 25.07         $ 25.78      $ 35.59      $ 31.79      $ 23.55      $22.23
....................................................................................................................
TOTAL INVESTMENT RETURN(1)               (2.12)%        (18.89)%      14.37%       38.65%        7.31%      39.26%
....................................................................................................................
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)     $946,324        $958,783     $866,956     $702,580     $340,245    $170,759
....................................................................................................................
Expenses to average net assets,
  net of waivers from advisor(2)         0.85%*           0.84%        0.84%        0.84%       0.95%        0.99%
....................................................................................................................
Net investment income (loss) to
  average net assets, net of
  waivers from advisor(2)                0.59%*           1.08%        1.77%        0.56%       0.74%        0.88%
....................................................................................................................
Portfolio turnover                          2%              38%         122%           6%         33%           6%
....................................................................................................................

*    Annualized.

@ Calculated using the average shares outstanding for the year.

(1.) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(2.) During the year ended August 31, 2001, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver for Class A and Class B were 0.85% and 1.61%, respectively, for expenses to average net assets and 1.07% and 0.37%, respectively, for net investment income to average net assets. During the years ended August 31, 2000 and August 31, 1999, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.


--------------------------------------------------------------------------------
30                                                   UBS Global Asset Management

UBS Tactical Allocation Fund


Financial Highlights


                                   CLASS B
--------------------------------------------------------------------------------
FOR THE SIX
MONTHS ENDED
FEBRUARY 28,                       FOR THE YEARS ENDED AUGUST 31,
    2002          --------------------------------------------------------------
 (UNAUDITED)        2001          2000        1999         1998        1997
--------------------------------------------------------------------------------
    $ 25.24        $ 34.92      $ 31.41      $ 23.32     $ 22.08        $ 16.13
.................................................................................
      (0.03)         0.11@         0.33@       (0.04)         --          0.03@
.................................................................................

      (0.59)        (6.36)@        3.88@        8.73        1.43          6.09@
.................................................................................

      (0.62)        (6.25)         4.21         8.69        1.43          6.12
.................................................................................
         --         (0.52)           --        (0.02)      (0.01)        (0.09)
.................................................................................

      (0.14)        (2.91)        (0.70)       (0.58)      (0.18)        (0.08)
.................................................................................

      (0.14)        (3.43)        (0.70)       (0.60)      (0.19)        (0.17)
.................................................................................
     $24.48       $ 25.24       $ 34.92      $ 31.41     $ 23.32       $ 22.08
.................................................................................
      (2.48)%      (19.54)%       13.54%       37.61%       6.49%        38.14%
.................................................................................

   $844,412      $935,056    $1,091,107     $964,933     $483,068     $239,836
.................................................................................

      1.63%*        1.60%         1.60%         1.59%        1.71%        1.74%
.................................................................................


     (0.19)%*       0.38%         1.00%        (0.20)%      (0.02)%       0.13%
.................................................................................
         2%           38%          122%            6%          33%           6%
.................................................................................



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   31

UBS Tactical Allocation Fund


Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                             CLASS C
                                          --------------------------------------------------------------------------------------
                                           FOR THE SIX
                                           MONTHS ENDED
                                           FEBRUARY 28,                       FOR THE YEARS ENDED AUGUST 31,
                                               2002         --------------------------------------------------------------------
                                            (UNAUDITED)        2001          2000          1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 25.42        $ 35.14       $ 31.60       $ 23.45      $ 22.18      $ 16.12
.................................................................................................................................
Net investment income (loss)                     (0.02)          0.11@         0.34@        (0.06)       (0.01)        0.03@
.................................................................................................................................
Net realized and unrealized gains
 (losses) from investments                       (0.60)         (6.40)@        3.90@         8.79         1.45         6.11@
.................................................................................................................................
Net increase (decrease) from
  investment operations                          (0.62)         (6.29)         4.24          8.73         1.44         6.14
.................................................................................................................................
Dividends from net investment income                --          (0.52)           --         (0.00)#      --           --
.................................................................................................................................
Distributions from net realized gains
  from investment transactions                   (0.14)         (2.91)        (0.70)        (0.58)       (0.17)       (0.08)
.................................................................................................................................
Total dividends and distributions
  to shareholders                                (0.14)         (3.43)        (0.70)        (0.58)       (0.17)       (0.08)
.................................................................................................................................
NET ASSET VALUE, END OF PERIOD                 $ 24.66        $ 25.42       $ 35.14       $ 31.60      $ 23.45      $ 22.18
.................................................................................................................................
TOTAL INVESTMENT RETURN(1)                      (2.47)%        (19.53)%       13.55%        37.58%        6.49%       38.20%
.................................................................................................................................
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)            $746,631        $790,704      $868,545      $738,781     $397,767     $233,044
.................................................................................................................................
Expenses to average net assets,
  net of waivers from advisor(2)                 1.62%*          1.60%         1.60%         1.60%        1.70%        1.75%
.................................................................................................................................
Net investment income (loss) to
  average net assets, net of
  waivers from advisor(2)                       (0.18)%*         0.38%         1.01%        (0.20)%      (0.01)%       0.14%
.................................................................................................................................
Portfolio turnover                                  2%             38%          122%            6%          33%           6%
.................................................................................................................................

*    Annualized.

@    Calculated using the average shares outstanding for the year.

1. Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

2. During the year ended August 31, 2001, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver for Class C and Class Y were 1.61% and 0.57%, respectively, for expenses to average net assets and 0.37% and 1.35%, respectively, for net investment income to average net assets. During the years ended August 31, 2000 and August 31, 1999, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

#    Actual amount is less than $0.005 per share.


--------------------------------------------------------------------------------
32                                                   UBS Global Asset Management

UBS Tactical Allocation Fund


Financial Highlights

                                           CLASS Y
----------------------------------------------------------------------------------------
 FOR THE SIX
MONTHS ENDED
FEBRUARY 28,                           FOR THE YEARS ENDED AUGUST 31,
    2002         -----------------------------------------------------------------------
 (UNAUDITED)        2001           2000           1999           1998           1997
----------------------------------------------------------------------------------------
    $ 26.05       $ 35.92        $ 31.99        $ 23.68        $ 22.33        $ 16.20
.........................................................................................
       0.11          0.41@          0.71@          0.22           0.21           0.23@
.........................................................................................

      (0.62)        (6.50)@         3.95@          8.91           1.49           6.13@
.........................................................................................

      (0.51)        (6.09)          4.66           9.13           1.70           6.36
.........................................................................................
      (0.05)        (0.87)         (0.03)         (0.24)         (0.17)         (0.15)
.........................................................................................

      (0.14)        (2.91)         (0.70)         (0.58)         (0.18)         (0.08)
.........................................................................................

      (0.19)        (3.78)         (0.73)         (0.82)         (0.35)         (0.23)
.........................................................................................
    $ 25.35       $ 26.05        $ 35.92        $ 31.99        $ 23.68        $ 22.33
.........................................................................................
      (1.99)%      (18.63)%        14.72%         39.03%          7.62%         39.55%
.........................................................................................

   $201,444      $211,520       $199,095       $129,893        $74,872        $36,467
.........................................................................................

       0.57%*        0.56%          0.56%          0.58%          0.67%          0.74%
.........................................................................................


       0.87%*        1.36%          2.09%          0.82%          1.03%          1.16%
.........................................................................................
          2%           38%           122%             6%            33%             6%
----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   33

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

TRUSTEES
E. Garrett Bewkes, Jr.                         George W. Gowen
CHAIRMAN                                       William W. Hewitt
Margo N. Alexander                             Morton L. Janklow
Richard Q. Armstrong                           Frederic V. Malek
David J. Beaubien                              Carl W. Schafer
Richard R. Burt                                William D. White
Meyer Feldberg

PRINCIPAL OFFICERS
Brian M. Storms                                Paul H. Schubert
PRESIDENT                                      VICE PRESIDENT AND TREASURER
Amy R. Doberman                                T. Kirkham Barneby
VICE PRESIDENT AND SECRETARY                   VICE PRESIDENT


INVESTMENT ADVISOR,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114









THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


--------------------------------------------------------------------------------
UBS Global Asset Management

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